Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity [Abstract]
Equity

Note 8-Equity

Common Stock Private Placements

On August 3, 2011, the Company entered into agreements with certain accredited investors, pursuant to which the Company agreed to sell to the purchasers an aggregate of 41,409,461 shares of Company common stock at a purchase price of $0.55 per share in a private placement. Each purchaser also received a warrant to purchase 0.35 shares of common stock for every share of common stock acquired in the offering with an exercise price of $0.75 per share and a term of 5 years from issuance. The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days at any time after the shares underlying the warrants are registered or eligible for resale pursuant to Rule 144. The aggregate purchase price paid by the purchasers at closing for the common stock and the warrants was $22.8 million. As of September 30, 2011, there was a subscription receivable of $2.0 million of which $1.5 million was received subsequent to September 30, 2011. The placement agents for the transaction received cash compensation of $1.6 million and warrants to purchase 1,252,761 shares of Company common stock at an exercise price of $0.5454 and fair value of $440,330. Issuance costs of $1.6 million were netted against the gross proceeds.

On June 16, 2011, the Company completed a private placement, pursuant to which it sold an aggregate of 1,908,889 shares of Company common stock to eight accredited investors for an aggregate purchase price of $1,718,000. The placement agent for the transaction received cash compensation of $137,440 and warrants to purchase 152,711 shares of Company common stock at an exercise price of $0.90 per share.

Redeemable Preferred stock

On May 24, 2011, the Company sent a mandatory conversion notice to the holders of its outstanding Series A Convertible Preferred Stock and Series B Convertible Preferred Stock (collectively, the “Preferred Stock”). Pursuant to the notice, each holder of Preferred Stock was notified that since the volume weighted average price of the Company’s common stock had exceeded 200% of the then effective conversion price of the Preferred Stock for twenty consecutive trading days; the Company was permitted to force the conversion of the Preferred Stock into Company common stock. The conversion was effective on July 7, 2011; provided that holders of Preferred Stock had the right to voluntarily convert their shares of Preferred Stock prior to such date.

The Company records accrued dividends at a rate of 6% per annum on the Series A, Series B and Series D Preferred. As of September 30, 2011, $63,867 was accrued for dividends payable. The Company paid cash of $254,846 and $559,229 during the three and nine months ended September 30, 2011, respectively.

Preferred Stock Series D

On January 21 and 28, February 9 and March 1, 2011, the Company completed a private placement of securities of Series D Preferred and warrants. Each of the foregoing securities are subject to the “down-round” protection and if at any time while the Series D Preferred or warrants are outstanding, the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents at an effective price per share that is lower than the then conversion price of the Series D Preferred (“Conversion Price”) or the exercise price of the warrants, then the conversion price and exercise price will be reduced to equal the lower price. The preferred stock has been classified by the Company within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series D Preferred may require the Company to redeem all of its Series D Preferred in the event of a triggering event which is outside of the control of the Company.

Conversion option of Redeemable Preferred stock

The embedded conversion option for the Series A Preferred, Series B Preferred and Series D Preferred has been recorded as a derivative liability under ASC 815, Derivatives and Hedging, (“ASC 815”) in the consolidated balance sheet as of September 30, 2011 and December 31, 2010. As of September 30, 2011 the derivative liability was re-measured resulting in income of $2,316,428 for the three months ended September 30, 2011 and expense of $5,865,710 for the nine months ended September 30, 2011 in our statement of operations. The fair value of the derivative liability is determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the embedded conversion option as a liability and re-measure on the Company’s reporting dates until the preferred stock is converted into common stock.

The fair market value of the derivative liability was computed using the Black-Scholes option-pricing model with the following weighted average assumptions as of the dates indicated:

	September 30, 2011	December 31, 2010
Expected life (years)	1.4 years	1.6 years
Interest rate	0.3%	1.3%
Dividend yield	—	—
Volatility	61%	63%

Note 14 — Equity

Redeemable Preferred stock

As of December 31, 2010 the number of Redeemable Preferred stock (“Preferred”) outstanding, with a par value of $0.001 per share and a stated value of $1,000 per share is as follows:

Preferred stock Series A	2,886
Preferred stock Series B	4,640
Preferred stock Series D	1,645

Total	9,171

Terms of Redeemable Preferred stock

Dividends; Rank; Liquidation

Holders of the Preferred stock Series A (“Series A Preferred’), Preferred stock Series B (“Series B Preferred’) and Preferred stock Series D (“Series D Preferred’) are entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 6% per annum (subject to increase in certain circumstances), payable quarterly in arrears on January 15, April 15, July 15 and October 15. The dividends are payable in cash, or at our option, in duly authorized, validly issued, fully paid and non-assessable shares of common stock equal to 110% of the cash dividend amount payable on the dividend payment date, or a combination thereof; provided that we may not pay the dividends in shares of common stock unless we meet certain conditions described in the Certificate of Designation, including that the resale of the shares has been registered under the Securities Act. If we pay the dividend in shares of common stock, the common stock will be valued for such purpose at 80% of the average of the volume weighted average price for the 10 consecutive trading days ending on the trading day that is immediately prior to the dividend payment date.

The Series A Preferred, Series B Preferred and Series D Preferred ranks senior to all shares of Company common stock (“Common Stock”). The Series D Preferred ranks junior to the Company’s Series A Preferred and Series B Preferred.

Upon our liquidation, dissolution or winding-up, whether voluntary or involuntary, the holders of the Series A Preferred, Series B Preferred and Series D Preferred shall be entitled to receive out of our assets, whether capital or surplus, an amount equal to the stated value of the common stock, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon under the Certificate of Designation, for each share of Series A Preferred, Series B Preferred and Series D Preferred before any distribution or payment shall be made to the holders of any junior securities, and if our assets are insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of the Series A Preferred, Series B Preferred and Series D Preferred shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Conversion; Conversion Price; Forced Conversion; Optional Redemption

Each share of Series A Preferred, Series B Preferred and Series D Preferred is convertible into a number of shares of common stock equal to (1) the stated value of the share ($1,000), divided by (2) $0.50 (as a result of the December 2010 Series D Preferred financing), subject to adjustment as discussed below. We refer to this price as the Conversion Price.

With certain exceptions, if, at any time while the Series A Preferred, Series B Preferred and Series D Preferred is outstanding, we sell or grant any option to purchase or sell or grant any right to reprice, or otherwise dispose of or issue (or announce any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents at an effective price per share that is lower than the then Conversion Price, then the Conversion Price will be reduced to equal the lower price (“down-round” provision). The Conversion Price is also subject to proportional adjustment in the event of any stock split, stock dividend, reclassification or similar event with respect to the common stock.

Commencing six months from the date of the agreement pursuant to which we issued the Series A Preferred, Series B Preferred and Series D Preferred, if the volume weighted average price for each of any 20 consecutive trading days exceeds 200% of the then effective Conversion Price and various other equity conditions are satisfied (including that the resale of the shares underlying the Series A Preferred, Series B Preferred and Series D Preferred, has been registered under the Securities Act), upon 30 days notice, the Series A Preferred, Series B Preferred and Series D Preferred plus all accrued and unpaid dividends will automatically convert into shares of common stock.

Commencing two years from the date of the agreement pursuant to which we issued the Series A Preferred, Series B Preferred and Series D Preferred, upon 30 days notice and provided various other equity conditions are satisfied (including that the resale of the shares underlying the Series A Preferred, Series B Preferred and Series D Preferred has been registered under the Securities Act), we may redeem some or all of the then outstanding Series A Preferred, Series B Preferred and Series D Preferred for cash in an amount equal to the 150% of the stated value of the Series A Preferred, Series B Preferred and Series D Preferred.

Voting

The holders of the Series A Preferred, Series B Preferred and Series D Preferred have no voting rights except with respect to specified matters affecting the rights of the Series A Preferred, Series B Preferred and Series D Preferred.

Negative Covenants

As long as any shares of Series A Preferred, Series B Preferred and Series D Preferred are outstanding, we may not, directly or indirectly: (a) amend our charter documents in any manner that materially and adversely affects any rights of the holders of the Series A Preferred, Series B Preferred and Series D Preferred; (b) pay cash dividends or distributions on our junior securities (including the common stock); or (c) enter into any transaction with any affiliate of ours which would be required to be disclosed in any public filing, unless such transaction is made on an arm’s-length basis and expressly approved by a majority of our disinterested directors.

Triggering Events

In the event of a Triggering Event (as defined in the Certificate of Designation and described below), any holder of Series A Preferred, Series B Preferred and Series D Preferred may require us to redeem all of its Series A Preferred, Series B Preferred and Series D Preferred, at a redemption price equal to the greater of (a) 130% of the stated value and (b) the product of (i) the volume weighted average price on the trading day immediately preceding the date of the Triggering Event and (ii) the stated value divided by the then Conversion Price, plus all accrued but unpaid dividends thereon and all liquidated damages and other costs, expenses or amounts due in respect of the Series A Preferred, Series B Preferred and Series D Preferred. Triggering Events include, among other things, bankruptcy related events, change of control transactions (as defined in the Certificate of Designation), and various types of failures to perform under, and breaches of, the transaction documents.

Preferred Stock Series A

In October 2009, the Successor Company completed an offering of Series A Preferred, Class A Warrants and Class B Warrants (the “October 2009 Offering”). Each of the foregoing securities were subject to the “down-round” protection, which provisions require the lowering of the conversion price or exercise price, as applicable, to the purchase price in the recent December 2010 Series D Preferred offering, or $0.50, and with respect to the warrants, the number of shares issuable under the warrants issued in the October 2009 Offering were proportionately increased such that the aggregate exercise price payable, after taking into consideration the decrease in exercise price, is now equal to the aggregate exercise price prior to such adjustment. The preferred stock has been classified within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series A Preferred may require the Successor Company to redeem all of its Series A Preferred in the event of a triggering event which is outside of the control of the Successor Company. After giving effect to this anti-dilution provision, as of December 31, 2010, there will be 5,772,000 shares of Common Stock underlying the Series A Preferred, Class A warrants to purchase 1,624,996 shares of Common Stock at an exercise price of $0.50 per share, Class B warrants to purchase 1,624,996 shares of Common Stock at an exercise price of $0.50 per share and co-placement warrants to purchase 650,000 shares of Common Stock at an exercise price of $0.50 per share.

Holders of the Series A Preferred are entitled to receive cumulative dividends at the rate per share of 6% per annum, payable quarterly in arrears on January 15, April 15, July 15 and October 15, beginning on April 15, 2010. As of December 31, 2010, $92,404 was accrued for dividends payable.

Preferred Stock Series B

In 2010, the Successor Company completed an offering of Series B Preferred and warrants (the “Warrants”). Each of the foregoing securities were subject to the “down-round” protection, which provisions require the lowering of the conversion price or exercise price, as applicable, to the purchase price in the recent December 2010 Series D offering, or $0.50, and with respect to the warrants, the number of shares issuable under the warrants issued in the 2010 Offerings were proportionately increased such that the aggregate exercise price payable, after taking into consideration the decrease in exercise price, is now equal to the aggregate exercise price prior to such adjustment. The preferred stock has been classified within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series B Preferred may require the Successor Company to redeem all of its Series B Preferred in the event of a triggering event which is outside of the control of the Successor Company.

The Successor Company records accrued dividends at a rate of 6% per annum on the Series B Preferred. The Successor Company records accrued dividends at a rate of 6% per annum on the Series B Preferred. As of December 31, 2010, $96,581 is accrued for dividends payable.

The details of the 2010 Preferred Stock Series B financing are as follows:

•

In the third and fourth quarter of 2010, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers in the aggregate: (i) 4,640 shares of Series B Preferred, with a par value of $0.001 per share and a stated value of $1,000 per share Series B Preferred, and (ii) the Warrants to purchase 7,733,334 shares of Common Stock at an exercise price of $0.8054 per share. As of December 31, 2010, the Company had not received $210,000 in subscription proceeds representing 210 shares Series B Preferred and Warrants to purchase 350,000 shares. Upon receipt of these subscription proceeds, the Company will issue the foregoing securities.

•

The aggregate purchase price for the third and fourth quarter 2010 Series B Preferred financing paid by the Purchasers for the Series B Preferred and the Warrants was $4,430,000 (representing $1,000 for each share of Series B Preferred together with the Warrants and adjusted for subscription receivable of $210,000). The Company used the proceeds for working capital purposes.

•

Viriathus Capital LLC and John Carris Investments LLC were co-placement agents for the Transaction, and received, in the aggregate, cash compensation of $354,400 and warrants to purchase 590,657 (adjusted for subscription receivable of $210,000) shares of Common Stock at an exercise price of $0.60 per share.

•

As a result of the December 2010 Series D Preferred Stock transaction the shares and warrants were repriced to $0.50 per share. After giving effect to this anti-dilution provision, as of December 31, 2010, there will be 9,280,000 shares of Common Stock underlying the Series B Preferred, warrants to purchase 12,456,853 shares of Common Stock at an exercise price of $0.50 per share and co-placement warrants to purchase 708,789 shares of Common Stock at an exercise price of $0.50 per share.

Preferred Stock Series D

On December 15, 17 and 27, 2010, the Successor Company completed a private placement of securities of Series D Preferred and warrants. Each of the foregoing securities were subject to the “down-round” protection and if at any time while the Series D Preferred is outstanding, we sell or grant any option to purchase or sell or grant any right to reprice, or otherwise dispose of or issue (or announce any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents at an effective price per share that is lower than the then Conversion Price, then the Conversion Price will be reduced to equal the lower price. The preferred stock has been classified within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series D Preferred may require the Successor Company to redeem all of its Series D Preferred in the event of a triggering event which is outside of the control of the Successor Company.

The Successor Company records accrued dividends at a rate of 6% per annum on the Series D Preferred. The Successor Company records accrued dividends at a rate of 6% per annum on the Series D Preferred. As of December 31, 2010, $2,432 is accrued for dividends payable.

The details of the 2010 Series D Preferred financing are as follows:

•

1,645 shares of Series D Preferred, with a par value of $0.001 per share and a stated value of $1,000 per share and (ii) warrants to purchase 3,290,000 shares of Common Stock at an exercise price of $0.50 per share.

•	The aggregate purchase price paid by the Purchasers for the Series D Preferred and the Warrants was $1,645,000 (representing $1,000 for each share of Series D Preferred together with Warrants).

•

The placement agents for the Transactions received cash compensation of $131,600 and warrants to purchase 263,200 shares of Common Stock at an exercise price of $0.50 per share (assuming all subscription proceeds are received in the Transactions).

Conversion option of Redeemable Preferred stock

The embedded conversion option for the Series A Preferred, Series B Preferred and Series D Preferred has been recorded as a derivative liability under ASC 815 in the Successor’s consolidated balance sheet as of December 31, 2010 and will be re-measured on the Successor Company’s reporting dates. The fair value of the derivative liability is determined using the Black-Scholes option pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Successor Company will continue to classify the fair value of the embedded conversion option as a liability until the preferred stock is converted into common stock.

The embedded conversion option for the Series A Preferred, Series B Preferred and Series D Preferred was valued at $2,120,360 at December 31, 2010 at fair value using the Black-Scholes option pricing model. The fair market value of the derivative liability was computed using the Black-Scholes option-pricing model with the following weighted average assumptions:

December 31, 2010
Expected life (years)	1.6 years
Interest rate	1.6%
Dividend yield	—
Volatility	63%

Common Stock Offering

On March 2, 2010, the Company entered into a Securities Purchase Agreement with certain accredited investors, pursuant to which the Company sold to the Purchasers in the aggregate 5,076,664 shares of common stock at a purchase price of $0.75 per share. Each Purchaser also received a warrant to purchase the same number of shares of Common Stock acquired in the offering at an exercise price of $0.98 per share.

The aggregate purchase price paid by the Purchasers for the common stock and the warrants was $3,807,500. The Company used the proceeds for working capital purposes.

Viriathus Capital LLC and John Carris Investments LLC were co-placement agents for the transaction, and received cash compensation of $304,600 and warrants to purchase 406,133 shares of common stock at an exercise price of $0.75 per share upon the closing.

Each of the foregoing securities were subject to the “down-round” protection and if at any time while the Common Stock is outstanding, we sell or grant any option to purchase or sell or grant any right to reprice, or otherwise dispose of or issue (or announce any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents at an effective price per share that is lower than the then Conversion Price, then the Conversion Price will be reduced to equal the lower price. As of result of the December 2010 Series D Preferred Stock transaction the Warrants were repriced to $0.50 per share. After giving effect to this anti-dilution provision, as of December 31, 2010, there will be Warrants to purchase 9,950,261 shares of Common Stock at an exercise price of $0.50 per share and co-placement warrants to purchase 609,200 shares of Common Stock at an exercise price of $0.50 per share.